Significant Accounting Policies (Details) - Schedule of derivative instruments notional amounts - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of derivative instruments notional amounts [Abstract]
Cash flow hedge	$ 6,399	$ 10,581